Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivables	81,066	52,512
Less: allowance of expected credit losses	(20,007)	(21,782)
Total	61,059	30,730

Schedule of allowance of credit losses
	As of December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	23,594	20,007
(Reversal) additions of expected credit losses	(3,587)	1,775
Balance at the end of the year	20,007	21,782